Taxes on Income - Schedule of Pre-Tax Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Pre-Tax Income [Line Items]
Total	$ 248,378	$ 211,034	$ 256,710
Domestic (Israel) [Member]
Schedule of Pre-Tax Income [Line Items]
Total	157,336	126,360	181,953
Foreign [Member]
Schedule of Pre-Tax Income [Line Items]
Total	$ 91,042	$ 84,674	$ 47,757